CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 756,303		$ 775,823		$ 2,229,286		$ 2,303,399		$ 3,049,525	$ 2,974,364	$ 2,855,961
Cost of revenue	465,689	[1],[2]	474,090	[1],[2]	1,399,919	[1],[2]	1,423,242	[1],[2]	1,904,850	1,819,235	1,736,041
Selling, general and administrative	169,183	[2]	208,033	[2]	575,413	[2]	620,226	[2]	792,929	1,188,248	806,435
Impairment			2,837				138,435		138,435	573,180	185,240
Restructuring Charges	4,735		15,889		2,325		15,889		36,551
Operating income (loss)	116,696		74,974		251,629		105,607		176,760	(606,299)	128,245
Other income (expense):
Interest expense, net	(50,153)		(63,454)		(167,332)		(209,653)		(274,689)	(232,450)	(174,390)
Loss on extinguishment of debt					(33,538)		(12,181)		(12,181)
Gain on sale of business										25,850
Joint venture equity income	2,867		1,841		9,367		7,873		15,554	24,487	26,701
Joint venture goodwill impairment and intangible amortization									(3,204)	(27,000)	(3,200)
Other, net	565		(2,429)		760		(1,099)		(6,724)	(1,385)	1,156
Total other expense, net	(46,721)		(64,042)		(190,743)		(215,060)		(281,244)	(210,498)	(149,733)
Income (loss) from continuing operations before income taxes	69,975		10,932		60,886		(109,453)		(104,484)	(816,797)	(21,488)
(Benefit) provision for income taxes	30,956		7,861		27,878		(5,229)		(14,029)	(195,071)	57,806
Income (loss) from continuing operations	39,019		3,071		33,008		(104,224)		(90,455)	(621,726)	(79,294)
(Loss) income from discontinued operations, net of tax	(1,736)		3,015		(8,017)		(20,895)		(7,176)	(48,947)	(23,461)
Net income (loss)	37,283		6,086		24,991		(125,119)		(97,631)	(670,673)	(102,755)
Net income (loss) attributable to noncontrolling interests	720		714		2,168		2,135		2,863	(59,317)	(36,681)
Net income (loss) attributable to Sabre Corporation	36,563		5,372		22,823		(127,254)		(100,494)	(611,356)	(66,074)
Preferred stock dividends			9,242		11,381		27,219		36,704	34,583	32,579
Net income (loss) attributable to common shareholders	$ 36,563		$ (3,870)		$ 11,442		$ (154,473)		$ (137,198)	$ (645,939)	$ (98,653)
Basic net income (loss) per share attributable to common shareholders:
Income (loss) from continuing operations	$ 0.14		$ (0.04)		$ 0.08		$ (0.75)
(Loss) income from discontinued operations	$ (0.01)		$ 0.02		$ (0.03)		$ (0.12)
Net income (loss) per common share	$ 0.14		$ (0.02)		$ 0.05		$ (0.87)
Basic and diluted loss per share:
Continuing operations									$ (0.73)	$ (3.37)	$ (0.43)
Discontinued operations									$ (0.04)	$ (0.28)	$ (0.13)
Basic and diluted loss per share attributable to common shareholders									$ (0.77)	$ (3.65)	$ (0.56)
Basic and diluted weighted average common shares outstanding									178,125	177,206	176,703
Diluted net income (loss) per share attributable to common shareholders:
Income (loss) from continuing operations	$ 0.14		$ (0.04)		$ 0.08		$ (0.75)
(Loss) income from discontinued operations	$ (0.01)		$ 0.02		$ (0.03)		$ (0.12)
Net income (loss) per common share	$ 0.13		$ (0.02)		$ 0.05		$ (0.87)
Weighted average common shares outstanding:
Basic	264,768		178,140		229,405		178,051
Diluted	273,330		178,140		237,994		178,051
Dividends per common share	$ 0.09				$ 0.09

[1]	Includes amortization of upfront incentive consideration $ 36,649 $ 36,527 $ 37,748
[2]	Includes stock-based compensation as follows: Cost of revenue $ 1,702 $ 1,715 $ 1,454 Selling, general and administrative 7,384 8,119 5,880